Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Summary Of Accounts Receivable And The Related Expected Credit Loss Provision
Accounts receivable and the related expected credit loss provision as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Trade receivable	27,800	23,327
Less: allowance for expected credit losses	(4,382)	(3,684)

Total accounts receivable, net	23,418	19,643

Summary Of Movement Of The Expected Credit Loss Provision For Accounts Receivable
Movement of the expected credit loss provision for accounts receivable is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	(3,713)	(5,424)	(4,382)
(Provision) reversal for expected credit losses	(2,054)	360	36
Write-off	343	682	662

Balance at end of year	(5,424)	(4,382)	(3,684)